Financial instruments - financial and other risks (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Fair values and carrying values of financial assets
The fair values and carrying values of our financial instruments at December 31, 2023 and 2022, respectively, are shown in the table below.
Categories of Financial Instruments

	As of December 31, 2023		As of December 31, 2022
In thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$355,551	$355,551	$376,870	$376,870
Accounts receivable (2)	203,500	203,500	276,700	276,700
Working capital contributions to Scorpio Pools (3)	51,411	51,411	53,161	53,161
Seller's credit on sale leaseback vessels (4)	—	—	11,430	11,430

Financial liabilities
Accounts payable (5)	$10,004	$10,004	$28,748	$28,748
Accrued expenses and other current liabilities (5)	72,678	72,678	91,508	91,508
Secured bank loans (6)	1,090,741	1,090,741	226,896	226,896
Sale and leaseback liability (7)	428,124	428,137	1,139,877	1,140,614
IFRS 16 - lease liability (8)	—	—	495,234	495,875
Unsecured Senior Notes Due 2025 (9)	70,260	70,571	69,639	70,571
(1)     Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.
(2)     We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.
(3)    Non-current working capital contributions to the Scorpio Pools are repaid, without interest, upon a vessel’s exit from the pool. For all owned vessels, excluding those under long-term time charters, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the consolidated balance sheets. We consider that their carrying values approximate fair value given that the amounts due are contractually fixed based on the terms of each pool agreement.
(4)    The seller's credit on lease financed vessels as of December 31, 2022 represents the present value of the deposits of $4.35 million per vessel ($13.1 million in aggregate) that was retained by the buyer as part of the sale and operating leasebacks of STI Beryl, STI Le Rocher and STI Larvotto, which is described in Note 6. These deposits were recorded as financial assets measured at amortized cost at the commencement date of the leases.  The present value was calculated based on the interest rate implied in the lease, and the carrying value was being accreted over the life of the lease using the effective interest method, through interest income, until the end of the lease. We considered that its carrying value approximates fair value given that its value is contractually fixed based on the terms of each lease. These deposits were applied to the purchase price of the vessels when the purchase options were exercised in December 2023.
(5)    We consider that the carrying amounts of accounts payable and accrued expenses approximate the fair value due to the relative short maturity of these instruments.
(6)     The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $24.6 million and $2.8 million of unamortized deferred financing fees as of December 31, 2023 and 2022, respectively.
(7)    The carrying value of our obligations due under sale and leaseback arrangements are measured at amortized cost using the effective interest method. With the exception of our fixed rate sale and leaseback arrangements (as denoted in Note 12), we consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. The fair value of leases with fixed payments are measured at the net discounted value of the remaining minimum lease payments using our incremental borrowing rate at December 31, 2023. Accordingly, we consider their fair value to be a Level 2 measurement. The amounts in the table above are shown net of $3.2 million and $8.2 million of unamortized deferred financing fees as of December 31, 2023 and 2022, respectively.
(8)    The carrying value of our lease obligations that were accounted for under IFRS 16 are measured at the present value of the minimum lease payments under each contract. These leases were mainly comprised of the leases acquired as part of the Trafigura Transaction. We considered that their carrying value approximated fair value because the interest rates on these leases change with, or approximate, market interest rates and the credit risk of the Company has remained stable. The fair value of leases with fixed payments were measured at the net discounted value of the remaining minimum lease payments using our incremental borrowing rate at December 31, 2022. Accordingly, we considered their fair value to be a Level 2 measurement. During the year ended December 31, 2023, we exercised the purchase options for all vessels under lease arrangements and had no further commitments as of December 31, 2023.
(9) The carrying value of our Senior Notes Due 2025 is measured at amortized cost using the effective interest method. The carrying value of our Senior Notes Due 2025 shown in the table above is their face value. The Senior Notes due 2025 are shown net of $1.1 million of deferred financing fees and $0.1 million of unamortized discount on our consolidated balance sheet as of December 31, 2023. The Senior Notes Due 2025 are shown net of $1.7 million of deferred financing fees and $0.1 million of unamortized discount on our consolidated balance sheet as of December 31, 2022. Our Senior Notes Due 2025 are quoted on the NYSE under the symbol 'SBBA'. We consider their fair value to be a Level 1 measurement due to their quotation on an active exchange.
Fair values and carrying values of financial liabilities
The fair values and carrying values of our financial instruments at December 31, 2023 and 2022, respectively, are shown in the table below.
Categories of Financial Instruments

	As of December 31, 2023		As of December 31, 2022
In thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$355,551	$355,551	$376,870	$376,870
Accounts receivable (2)	203,500	203,500	276,700	276,700
Working capital contributions to Scorpio Pools (3)	51,411	51,411	53,161	53,161
Seller's credit on sale leaseback vessels (4)	—	—	11,430	11,430

Financial liabilities
Accounts payable (5)	$10,004	$10,004	$28,748	$28,748
Accrued expenses and other current liabilities (5)	72,678	72,678	91,508	91,508
Secured bank loans (6)	1,090,741	1,090,741	226,896	226,896
Sale and leaseback liability (7)	428,124	428,137	1,139,877	1,140,614
IFRS 16 - lease liability (8)	—	—	495,234	495,875
Unsecured Senior Notes Due 2025 (9)	70,260	70,571	69,639	70,571
(1)     Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.
(2)     We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.
(3)    Non-current working capital contributions to the Scorpio Pools are repaid, without interest, upon a vessel’s exit from the pool. For all owned vessels, excluding those under long-term time charters, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the consolidated balance sheets. We consider that their carrying values approximate fair value given that the amounts due are contractually fixed based on the terms of each pool agreement.
(4)    The seller's credit on lease financed vessels as of December 31, 2022 represents the present value of the deposits of $4.35 million per vessel ($13.1 million in aggregate) that was retained by the buyer as part of the sale and operating leasebacks of STI Beryl, STI Le Rocher and STI Larvotto, which is described in Note 6. These deposits were recorded as financial assets measured at amortized cost at the commencement date of the leases.  The present value was calculated based on the interest rate implied in the lease, and the carrying value was being accreted over the life of the lease using the effective interest method, through interest income, until the end of the lease. We considered that its carrying value approximates fair value given that its value is contractually fixed based on the terms of each lease. These deposits were applied to the purchase price of the vessels when the purchase options were exercised in December 2023.
(5)    We consider that the carrying amounts of accounts payable and accrued expenses approximate the fair value due to the relative short maturity of these instruments.
(6)     The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $24.6 million and $2.8 million of unamortized deferred financing fees as of December 31, 2023 and 2022, respectively.
(7)    The carrying value of our obligations due under sale and leaseback arrangements are measured at amortized cost using the effective interest method. With the exception of our fixed rate sale and leaseback arrangements (as denoted in Note 12), we consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. The fair value of leases with fixed payments are measured at the net discounted value of the remaining minimum lease payments using our incremental borrowing rate at December 31, 2023. Accordingly, we consider their fair value to be a Level 2 measurement. The amounts in the table above are shown net of $3.2 million and $8.2 million of unamortized deferred financing fees as of December 31, 2023 and 2022, respectively.
(8)    The carrying value of our lease obligations that were accounted for under IFRS 16 are measured at the present value of the minimum lease payments under each contract. These leases were mainly comprised of the leases acquired as part of the Trafigura Transaction. We considered that their carrying value approximated fair value because the interest rates on these leases change with, or approximate, market interest rates and the credit risk of the Company has remained stable. The fair value of leases with fixed payments were measured at the net discounted value of the remaining minimum lease payments using our incremental borrowing rate at December 31, 2022. Accordingly, we considered their fair value to be a Level 2 measurement. During the year ended December 31, 2023, we exercised the purchase options for all vessels under lease arrangements and had no further commitments as of December 31, 2023.
(9) The carrying value of our Senior Notes Due 2025 is measured at amortized cost using the effective interest method. The carrying value of our Senior Notes Due 2025 shown in the table above is their face value. The Senior Notes due 2025 are shown net of $1.1 million of deferred financing fees and $0.1 million of unamortized discount on our consolidated balance sheet as of December 31, 2023. The Senior Notes Due 2025 are shown net of $1.7 million of deferred financing fees and $0.1 million of unamortized discount on our consolidated balance sheet as of December 31, 2022. Our Senior Notes Due 2025 are quoted on the NYSE under the symbol 'SBBA'. We consider their fair value to be a Level 1 measurement due to their quotation on an active exchange.
Contractual maturity of secured and unsecured credit facilities
The following table details our remaining contractual maturity for our secured and unsecured credit facilities, sale and leaseback, and IFRS-16 lease liabilities. The amounts represent the future undiscounted cash flows of the financial liability based on the earliest date on which we can be required to pay. The table includes both interest and principal cash flows.
As the interest cash flows are not fixed, the interest amount included has been determined by reference to the projected interest rates as illustrated by the yield curves existing at the reporting date.

	As of December 31,
In thousands of U.S. dollars	2023	2022
Less than 1 month	$190,873	$100,660
1-3 months	107,015	87,811
3 months to 1 year	236,122	315,035
1-3 years	566,475	764,028
3-5 years	692,563	766,150
5+ years	110,155	421,816
Total	$1,903,203	$2,455,500